Share Based Compensation (Details Narrative) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense	$ 127,261	$ 64,969
Per-share weighted average grant-date fair value of stock options granted	174,222	$ 273,444
Unrecognized share based compensation	$ 400,000
Minimum [Member]
Vesting period	2 years
Maximum [Member]
Vesting period	4 years
Employee Share Option Plan [Member]
Maximum shares authorized under the Plan	1,375,000
Shares available for future issuance under Plan	481,087